Structured entities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [abstract]
Covered bond programme

Covered bond programme
	Fair value pledged mortgage loans
in EUR million	2022	2021
Dutch Covered Bond Companies	21,379	16,586
	21,379	16,586